ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of allowances
Beginning of the year	$ 32,733
Closing balance	29,545	$ 32,733
Allowances for accounts receivable, trade
Movement of allowances
Beginning of the year	32,733	32,941	$ 26,119
Allowances made (reversed) during the year, net	(1,386)	869	5,345
Accounts written-off against allowances	(309)	(297)	(174)
Foreign exchange effect	(1,493)	(780)	1,651
Closing balance	29,545	32,733	32,941
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	20,926	18,762	19,527
Allowances made (reversed) during the year, net	738	2,287	(833)
Accounts written-off against allowances	(1,452)
Foreign exchange effect	69	(123)	68
Closing balance	20,281	20,926	18,762
Allowances for other receivables
Movement of allowances
Beginning of the year	9,704	10,349	9,251
Allowances made (reversed) during the year, net	1,919	(175)	549
Foreign exchange effect	(192)	(470)	549
Closing balance	$ 11,431	$ 9,704	$ 10,349